Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended			1 Months Ended	9 Months Ended			12 Months Ended		9 Months Ended	11 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 6.375% Senior Secured Notes due 2019 [Member]	Dec. 31, 2012 6.375% Senior Secured Notes due 2019 [Member]	Nov. 16, 2012 6.375% Senior Secured Notes due 2019 [Member]	Sep. 30, 2013 8.75% Senior Notes due 2020 [Member]	Dec. 31, 2012 8.75% Senior Notes due 2020 [Member]	Nov. 16, 2012 8.75% Senior Notes due 2020 [Member]	Nov. 16, 2012 Senior Secured Revolving Credit Facility [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Jun. 30, 2013 Successor [Member]	Nov. 16, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] 6.375% Senior Secured Notes due 2019 [Member]	Dec. 31, 2012 Successor [Member] 8.75% Senior Notes due 2020 [Member]	Sep. 30, 2012 Predecessor [Member]	Nov. 16, 2012 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
New senior secured notes issued										$ 10,000,000
Senior secured notes issued	1,508,385,000	1,333,000,000		925,000,000	925,000,000	925,000,000	583,385,000	380,000,000	380,000,000		1,333,000,000				925,000,000	380,000,000				623,741,000
Debt instrument interest rate				6.375%	6.375%		8.75%	8.75%							6.375%	8.75%
Debt instrument maturity year				Dec. 01, 2019	Dec. 01, 2019		Dec. 01, 2020	Dec. 01, 2020							Dec. 01, 2019	Dec. 01, 2020
Deferred revenue recognition, declining balance method percentage	150.00%
Deferred revenue recognition, declining balance method period	12 years	12 years
Amortization percentage on subscriber contract costs	150.00%	150.00%
Amortization duration of declining balance method											12 years	12 years					12 years	12 years
Allowance for doubtful accounts	$ 2,560,000	$ 2,301,000	$ 1,903,000								$ 2,301,000	$ 2,560,000	$ 2,625,000	$ 3,649,000			$ 2,675,000	$ 3,649,000	$ 2,375,000	$ 1,903,000	$ 1,484,000